SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Fair value of Derivative Liability (Details) (USD $)	Dec. 31, 2012	Oct. 31, 2012	Mar. 31, 2012
Fair value of Derivative Liability	$ 289,137	$ 523,458	$ 0
Fair Value, Inputs, Level 1 [Member]
Fair value of Derivative Liability	0
Fair Value, Inputs, Level 2 [Member]
Fair value of Derivative Liability	0
Fair Value, Inputs, Level 3 [Member]
Fair value of Derivative Liability	$ 289,137